Document and Entity Information	Feb. 21, 2024
Document and Entity Information
Document Type	8-K
Document Period End Date	Feb. 21, 2024
Entity Registrant Name	Glaukos Corporation
Entity File Number	001-37463
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0945406
Entity Address, Address Line One	One Glaukos Way
Entity Address, City or Town	Aliso Viejo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92656
City Area Code	949
Local Phone Number	367-9600
Title of 12(b) Security	Common Stock
Trading Symbol	GKOS
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001192448
Amendment Flag	false